Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 2,382,052.2	$ 31,396.5	₨ 2,110,762.4
Balances in interest-bearing deposits	13,197,979.7	173,955.2	11,226,467.8
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	20,695.1		31,834.6
Balances in interest-bearing deposits	6,719.8		3,772.1
Accrued expenses and other liabilities	641.4		1,110.5
Total	28,056.3		36,717.2
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	6,273.0		9,732.0
Balances in interest-bearing deposits	875.0		1,830.5
Accrued expenses and other liabilities	0.0		0.0
Total	7,148.0		11,562.5
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	26,968.1	355.5	41,566.6
Balances in interest-bearing deposits	7,594.8	100.1	5,602.6
Accrued expenses and other liabilities	641.4	8.5	1,110.5
Total	₨ 35,204.3	$ 464.1	₨ 48,279.7